UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-06211

Name of Fund: Merrill Lynch U.S. Treasury Money Fund

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch U.S. Treasury Money Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 221-7210

Date of fiscal year end: 11/30/07

Date of reporting period: 12/01/06 - 05/31/07

Item 1 - Report to Stockholders

Semi-Annual Report (Unaudited)
May 31, 2007

Merrill Lynch
U.S. Treasury Money Fund

Merrill Lynch U.S. Treasury Money Fund

Portfolio Information

                                                              As of       As of
Portfolio Composition*                                       5/31/07     5/31/06
--------------------------------------------------------------------------------
U.S. Treasury Bills ...................................       92.5%       82.0%
U.S. Treasury Notes ...................................        7.5        17.3
Other Assets Less Liabilities .........................        0.0         0.7
                                                             -----------------
Total .................................................      100.0%      100.0%
                                                             =================
*     As a percent of net assets.

--------------------------------------------------------------------------------
Seven-Day Yield* ......................................                   4.28%
--------------------------------------------------------------------------------
*     As of May 31, 2007.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund's Web site. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisers, banks or brokerages may offer this service.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.


2       MERRILL LYNCH U.S. TREASURY MONEY FUND              MAY 31, 2007

A Letter to Shareholders

Dear Shareholder

The 12 months from May 2006 to May 2007 took global equities on an extraordinary ride. A sharp correction at the start, the first in almost four years, gave way to strength in the latter half of 2006 and early 2007. This rally was interrupted by another set-back at the end of February, before markets resumed their upward march through May 31. Ultimately, the tailwinds of a generally favorable global economic backdrop, tame inflation, relatively low interest rates, still positive earnings growth and attractive valuations prevailed over the headwinds of a weakening U.S. economy, slowing housing market, escalating geopolitical concerns and high energy prices. In fact, both the Dow Jones Industrial Average and the Standard & Poor's 500 Index touched new record highs following the most recent correction.

Mixed economic signals led to volatile behavior in fixed income markets as well. However, from the beginning of 2007 through May 31, short-term bond yields generally fell while longer-term yields increased. This resulted in some re-steepening of the yield curve, which had been flat to inverted throughout 2006. On a year-over-year basis, yields on 30-year Treasury bonds fell 20 basis points (.20%) and 10-year yields fell 22 basis points, while bond prices correspondingly rose. Meanwhile, the Federal Reserve Board (the Fed) has left the federal funds rate at 5.25% since first pausing in August 2006. While first-quarter gross domestic product growth of 0.6% represented the slowest rate of expansion since 2002, the Fed reiterated its view that inflation, not a slowing economy, remains its primary concern. Many observers interpreted the Fed's reaction to mean that the economy has hit its low and is bound for renewed strength, therefore reducing the likelihood of an interest rate cut in the near future.

Against this backdrop, most major market indexes posted positive returns for the annual and semi-annual reporting periods ended May 31, 2007, with equities exhibiting particular strength:

Total Returns as of May 31, 2007                                                         6-month        12-month
================================================================================================================
U.S. equities (Standard & Poor's 500 Index)                                               +10.29%        +22.79%
----------------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                              + 8.39         +18.92
----------------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                         +14.08         +26.84
----------------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers Aggregate Bond Index)                                       + 0.69         + 6.66
----------------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                            + 0.30         + 4.84
----------------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)          + 6.02         +12.64
----------------------------------------------------------------------------------------------------------------

We expect market volatility to linger throughout the remainder of 2007. As you navigate the uncertainties, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more insight, we invite you to view "What's Ahead in 2007: An Investment Perspective" and "Are You Prepared for Volatility?" at www.blackrock.com/funds. We thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

                                                      Sincerely,


                                                      /s/ Robert C. Doll, Jr.

                                                      Robert C. Doll, Jr.
                                                      Fund President and Trustee


       MERRILL LYNCH U.S. TREASURY MONEY FUND              MAY 31, 2007       3

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12b-1 fees and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on December 1, 2006 and held through May 31, 2007) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                                        Expenses Paid
                                                                Beginning             Ending         During the Period*
                                                              Account Value        Account Value      December 1, 2006
                                                            December 1, 2006       May 31, 2007        to May 31, 2007
=======================================================================================================================
Actual
=======================================================================================================================
Merrill Lynch U.S. Treasury Money Fund                           $1,000              $1,021.70              $3.33
=======================================================================================================================
Hypothetical (5% annual return before expenses)**
=======================================================================================================================
Merrill Lynch U.S. Treasury Money Fund                           $1,000              $1,021.61              $3.33
=======================================================================================================================

* Expenses are equal to the Fund's annualized expense ratio of .66%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

Officers and Trustees

Robert C. Doll, Jr., Fund President and Trustee
Donald W. Burton, Trustee
John Francis O'Brien, Trustee
David H. Walsh, Trustee
Fred G. Weiss, Trustee
Donald C. Burke, Vice President and Treasurer
Karen Clark, Fund Chief Compliance Officer
Alice A. Pellegrino, Secretary

Custodian

The Bank of New York
100 Church Street
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210


4       MERRILL LYNCH U.S. TREASURY MONEY FUND              MAY 31, 2007

Schedule of Investments as of May 31, 2007 (Unaudited)            (in Thousands)

                                                             Face             Interest              Maturity
Issue                                                       Amount              Rate*                 Date              Value
==============================================================================================================================
U.S. Treasury Bills -- 92.5%
==============================================================================================================================
U.S. Treasury Bills                                        $ 9,687          4.653 - 4.975%          6/07/2007          $ 9,679
                                                             1,000                   4.96           6/14/2007              998
                                                             3,093                  5.055           6/15/2007            3,087
                                                             5,982          4.845 - 4.931           6/21/2007            5,966
                                                             2,678                   4.73           6/28/2007            2,669
                                                            11,281           4.76 - 4.897           7/05/2007           11,229
                                                             8,876          4.795 - 4.847           7/12/2007            8,827
                                                             2,247           4.845 - 4.90           7/19/2007            2,232
                                                             6,019           4.76 - 4.905           8/23/2007            5,952
------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Bills (Cost -- $50,639) ......................................................................      50,639
==============================================================================================================================
U.S. Treasury Notes -- 7.5%
==============================================================================================================================
U.S. Treasury Notes                                          2,100                   3.25           8/15/2007            2,092
                                                             2,000                  6.125           8/15/2007            2,005
------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes (Cost -- $4,097) .......................................................................       4,097
------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost -- $54,736**) -- 100.0% ..................................................................      54,736
Other Assets Less Liabilities -- 0.0% ............................................................................           4
                                                                                                                       -------
Net Assets -- 100.0% .............................................................................................     $54,740
                                                                                                                       =======

* U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the range of discount rates paid at the time of purchase. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates until maturity.
**    Cost for federal income tax purposes.

      See Notes to Financial Statements.


       MERRILL LYNCH U.S. TREASURY MONEY FUND              MAY 31, 2007       5

Statement of Assets and Liabilities

As of May 31, 2007 (Unaudited)

===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Investments in unaffiliated securities, at value (identified cost -- $54,735,776) ...                     $  54,735,776
            Cash ................................................................................                               886
            Receivables:
                Securities sold .................................................................   $   3,087,745
                Beneficial interest sold ........................................................         214,477
                Interest ........................................................................          55,855         3,358,077
                                                                                                    -------------
            Prepaid expenses and other assets ...................................................                            32,114
                                                                                                                      -------------
            Total assets ........................................................................                        58,126,853
                                                                                                                      -------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
            Payables:
                Securities purchased ............................................................       3,086,920
                Beneficial interest redeemed ....................................................         265,051
                Distributor .....................................................................           7,757
                Investment adviser ..............................................................           6,954
                Other affiliates ................................................................           3,041         3,369,723
                                                                                                    -------------
            Accrued expenses ....................................................................                            16,872
                                                                                                                      -------------
            Total liabilities ...................................................................                         3,386,595
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Net Assets ..........................................................................                     $  54,740,258
                                                                                                                      =============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
            Shares of beneficial interest, $.10 par value, unlimited number of shares authorized                      $   5,473,963
            Paid-in capital in excess of par ....................................................                        49,265,670
            Undistributed realized capital gains -- net .........................................                               625
                                                                                                                      -------------
            Net assets -- Equivalent to $1.00 per share based on 54,739,633 shares of beneficial
              interest outstanding ..............................................................                     $  54,740,258
                                                                                                                      =============

      See Notes to Financial Statements.


6       MERRILL LYNCH U.S. TREASURY MONEY FUND              MAY 31, 2007

Statement of Operations

For the Six Months Ended May 31, 2007 (Unaudited)

===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
            Interest and amortization of premium and discount earned ............................                     $   1,387,361
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
            Investment advisory fees ............................................................   $     137,572
            Distribution fees ...................................................................          34,023
            Professional fees ...................................................................          22,143
            Accounting services .................................................................          18,269
            Printing and shareholder reports ....................................................          17,208
            Registration fees ...................................................................          15,737
            Trustees' fees and expenses .........................................................          15,104
            Transfer agent fees .................................................................           7,435
            Custodian fees ......................................................................           2,838
            Pricing fees ........................................................................             437
            Other ...............................................................................           7,151
                                                                                                    -------------
            Total expenses before waiver ........................................................         277,917
            Waiver of expenses ..................................................................         (96,301)
                                                                                                    -------------
            Total expenses after waiver .........................................................                           181,616
                                                                                                                      -------------
            Investment income -- net ............................................................                         1,205,745
                                                                                                                      -------------
===================================================================================================================================
Realized & Unrealized Gain (Loss) -- Net
-----------------------------------------------------------------------------------------------------------------------------------
            Realized gain on investments -- net .................................................                               407
            Change in unrealized appreciation -- net ............................................                            (6,111)
                                                                                                                      -------------
            Total realized and unrealized loss -- net ...........................................                            (5,704)
                                                                                                                      -------------
            Net Increase in Net Assets Resulting from Operations ................................                     $   1,200,041
                                                                                                                      =============

      See Notes to Financial Statements.


       MERRILL LYNCH U.S. TREASURY MONEY FUND              MAY 31, 2007       7

Statements of Changes in Net Assets

                                                                                                      For the Six
                                                                                                     Months Ended         For the
                                                                                                        May 31,          Year Ended
                                                                                                         2007           November 30,
Increase (Decrease) in Net Assets:                                                                    (Unaudited)           2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income -- net ............................................................   $   1,205,745     $   2,393,480
            Realized gain -- net ................................................................             407             1,797
            Change in unrealized appreciation -- net ............................................          (6,111)            7,496
                                                                                                    -------------------------------
            Net increase in net assets resulting from operations ................................       1,200,041         2,402,773
                                                                                                    -------------------------------
===================================================================================================================================
Dividends & Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income -- net ............................................................      (1,205,745)       (2,393,480)
            Realized gain -- net ................................................................              --            (1,579)
                                                                                                    -------------------------------
            Net decrease in net assets resulting from dividends and distributions to shareholders      (1,205,745)       (2,395,059)
                                                                                                    -------------------------------
===================================================================================================================================
Beneficial Interest Transactions
-----------------------------------------------------------------------------------------------------------------------------------
            Net proceeds from sale of shares ....................................................      33,523,803       115,414,105
            Value of shares issued to shareholders in reinvestment of dividends and distributions       1,205,760         2,395,059
                                                                                                    -------------------------------
            Total shares issued .................................................................      34,729,563       117,809,164
            Cost of shares redeemed .............................................................     (36,144,685)     (116,836,340)
                                                                                                    -------------------------------
            Net increase (decrease) in net assets derived from beneficial interest transactions .      (1,415,122)          972,824

===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Total increase (decrease) in net assets .............................................      (1,420,826)          980,538
            Beginning of period .................................................................      56,161,084        55,180,546
                                                                                                    -------------------------------
            End of period .......................................................................   $  54,740,258     $  56,161,084
                                                                                                    ===============================

      See Notes to Financial Statements.


8       MERRILL LYNCH U.S. TREASURY MONEY FUND              MAY 31, 2007

Financial Highlights

                                                           For the Six
                                                          Months Ended
The following per share data and ratios have been            May 31,                     For the Year Ended November 30,
derived from information provided in the                      2007        ---------------------------------------------------------
financial statements.                                      (Unaudited)       2006        2005        2004        2003        2002
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
            Net asset value, beginning of period .....    $     1.00      $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
                                                          -------------------------------------------------------------------------
            Investment income -- net .................         .0219          .0396       .0222       .0052       .0053       .0118
            Realized and unrealized gain (loss) -- net        (.0001)            --+      .0004      (.0004)     (.0001)     (.0004)
                                                          -------------------------------------------------------------------------
            Total from investment operations .........         .0218          .0396       .0226       .0048       .0052       .0114
                                                          -------------------------------------------------------------------------
            Less dividends and distributions:
                Investment income -- net .............        (.0219)        (.0396)     (.0222)     (.0052)     (.0053)     (.0118)
                Realized gain -- net .................            --             --++    (.0001)     (.0001)     (.0001)     (.0001)
                                                          -------------------------------------------------------------------------
            Total dividends and distributions ........        (.0219)        (.0396)     (.0223)     (.0053)     (.0054)     (.0119)
                                                          -------------------------------------------------------------------------
            Net asset value, end of period ...........    $     1.00      $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
                                                          =========================================================================
            Total Investment Return ..................          2.21%**        4.04%       2.26%        .53%        .54%       1.20%
                                                          =========================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Expenses, net of waiver ..................           .66%*          .62%        .58%        .67%        .61%        .66%
                                                          =========================================================================
            Expenses .................................          1.01%*          .97%        .93%       1.02%        .96%       1.01%
                                                          =========================================================================
            Investment income and realized gain -- net          4.38%*         3.95%       2.23%        .50%        .57%       1.20%
                                                          =========================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period (in thousands) .    $   54,740      $  56,161   $  55,181   $  50,732   $  65,010   $  78,943
                                                          =========================================================================

*     Annualized.
**    Aggregate total investment return.
+     Amount is less than $.0001 per share.
++    Amount is less than $(.0001) per share.

      See Notes to Financial Statements.


       MERRILL LYNCH U.S. TREASURY MONEY FUND              MAY 31, 2007       9

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

Merrill Lynch U.S. Treasury Money Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Effective April 2, 2007, short-term investments are valued at amortized cost, which approximates market value. Prior to April 2, 2007, portfolio securities with remaining maturities of greater than sixty days, for which market quotations were readily available, were valued at market value. As securities transitioned from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value was amortized on a straight-line basis to maturity.

(b) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(c) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends in additional Fund shares at net asset value. Dividends are declared from the total of net investment income. Distributions of net realized gain, if any, on investments are paid at least annually.

(f) Securities lending -- The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(g) Recent accounting pronouncements -- In July 2006, the Financial Accounting Standards Board released FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on the Fund's financial statements, if any, is currently being assessed.


10       MERRILL LYNCH U.S. TREASURY MONEY FUND              MAY 31, 2007

Notes to Financial Statements (concluded)

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, FASB issued Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), which is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc. The Fund has also entered into separate Distribution Agreements and a Distribution Plan with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.

The Manager is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at the annual rate of .50% of the average daily net assets of the Fund. The Manager has agreed to waive .35% of its fee, resulting in an annual fee equal to .15% of the average daily net assets of the Fund. For the six months ended May 31, 2007, the Manager earned fees of $137,572, of which $96,301 was waived. In addition, the Manager has entered into a sub-advisory agreement with BlackRock Institutional Management Corporation, an affiliate of the Manager, under which the Manager pays the Sub-Adviser for services it provides a fee that is a percentage of the management fee paid by the Fund to the Manager.

Pursuant to the Shareholder Servicing Plans in compliance with Rule 12b-1 under the Investment Company Act of 1940, the Distributor receives a distribution fee from the Fund. The fee is accrued daily and paid monthly at the annual rate of ..125% of average daily net assets of the Fund. The distribution fee is to compensate the Distributor for providing, or arranging for the provision of, shareholder servicing and sales and promotional activities and services with respect to shares of the Fund.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch and an affiliate of the Distributor, or its affiliates. Pursuant to that order, the Fund has retained BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates.

Financial Data Services, Inc. ("FDS"), a wholly owned subsidiary of Merrill Lynch, is the Fund's transfer agent.

For the six months ended May 31, 2007, the Fund reimbursed the Manager $463 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Shares of Beneficial Interest:

The number of shares sold, reinvested and redeemed during the years corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.


       MERRILL LYNCH U.S. TREASURY MONEY FUND              MAY 31, 2007       11

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Merrill Lynch U.S. Treasury Money Fund
P.O. Box 9011
Princeton, NJ 08543-9011

                                                                  #13966 -- 5/07

Item 2 -  Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -  Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - The registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 - Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch U.S. Treasury Money Fund


By: /s/ Robert C. Doll, Jr.
    --------------------------------------
    Chief Executive Officer of
    Merrill Lynch U.S. Treasury Money Fund

Date: July 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    --------------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Merrill Lynch U.S. Treasury Money Fund

Date: July 24, 2007


By: /s/ Donald C. Burke,
    --------------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Merrill Lynch U.S. Treasury Money Fund

Date: July 24, 2007